Income Taxes - Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense)
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.0 % for 2015 and 2014)		€ 384	€ (254)	€ (1,890)
Foreign rate differential		(37)	(38)	(157)
Tax-exempt gains on securities and other income		(431)	(599)	(345)
Loss (income) on equity method investments		(21)	(19)	(21)
Nondeductible expenses		540	1,074	1,288
Impairments of goodwill		0	250	1,407
Changes in recognition and measurement of deferred tax assets	[1]	159	(45)	184
Effect of changes in tax law and/or tax rate		1,437	(3)	140
Effect related to share-based payments		14	66	(5)
Effect of policyholder tax		0	23	0
Other	[1]	(82)	91	74
Actual income tax expense (benefit)		€ 1,963	€ 546	€ 675

[1]	Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items Changes in recognition and measurement of deferred tax assets and Other